Value Line Core Bond Fund
7 Times Square, 21st Floor
New York, NY 10036-6254

January 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Valerie Lithotomos

Re:
Delaying Amendment for Value Line Core Bond Fund (formerly, Value Line Aggressive Income Trust, referred to herein as the “Registrant”) Registration Statement on Form N-14 (the “Registration Statement”)  SEC File No. 333-185644

Ladies and Gentlemen:

Pursuant to Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is hereby filing a delaying amendment with respect its Registration Statement relating to the proposed reorganization of Value Line U.S. Government Securities Fund, Inc. into the Registrant.  The Registration Statement was filed with the Securities and Exchange Commission (the “Commission”) on December 21, 2012 pursuant to Rule 488 under the Securities Act.

The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Pursuant to the requirements of the Securities Act and Rule 478 thereunder, this delaying amendment has been signed on behalf of the Registrant on the 16th day of January, 2013.

If you have any questions or comments, please do not hesitate to contact Leonard Pierce, Esq., or Gretchen Passe Roin, Esq., of Wilmer Cutler Pickering Hale and Dorr LLP at , (617) 526-6440 and (617) 526-6787, respectively.

VALUE LINE CORE BOND FUND

By:	/s/ Mitchell E. Appel
Mitchell E. Appel
President and Chief Executive Officer